UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value

AUSTRALIA — 7.7%
Australia & New Zealand Banking Group	155,000	$2,637,809
CSL	23,000	4,723,333
Newcrest Mining	130,000	2,606,323
		9,967,465
FRANCE — 12.1%
Airbus	22,500	3,310,438
AXA	158,000	4,199,026
BNP Paribas	32,000	1,694,752
Capgemini	29,500	3,657,312
Faurecia	37,000	1,753,135
TechnipFMC	64,000	1,054,735
		15,669,398
GERMANY — 3.9%
Allianz	15,000	3,583,405
Bayerische Motoren Werke	20,000	1,422,465
		5,005,870
HONG KONG — 2.3%
New World Development	2,400,000	2,976,285

ISRAEL — 1.3%
Teva Pharmaceutical Industries ADR *	164,000	1,705,600

ITALY — 4.0%
Intesa Sanpaolo	990,000	2,458,545
Tenaris	270,000	2,795,438
		5,253,983
JAPAN — 27.6%
Astellas Pharma	360,000	6,383,538
Daiwa House Industry	90,000	2,823,539
Denso	86,000	3,536,804
KDDI	190,000	5,693,212
Komatsu	144,000	3,192,043
Kubota	225,000	3,533,271
Kuraray	150,000	1,802,972
Mitsubishi UFJ Financial Group	600,000	3,083,294
Sankyu	75,000	3,712,289
Seven & I Holdings	55,000	2,112,454
		35,873,416

1

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2020
(Unaudited)

COMMON STOCK — continued

Shares	Value

NORWAY — 1.1%
Equinor ADR	80,000	$1,454,400

SINGAPORE — 2.8%
DBS Group Holdings	200,000	3,683,667

SPAIN — 5.6%
Banco Santander	440,000	1,724,720
Industria de Diseno Textil	95,000	3,189,437
Red Electrica	120,000	2,396,831
		7,310,988
SWEDEN — 3.4%
Nordea Bank Abp	130,000	1,022,365
Volvo, Cl B	200,000	3,405,790
		4,428,155
SWITZERLAND — 10.7%
ABB	126,000	2,931,480
Alcon *	31,000	1,823,428
LafargeHolcim	45,000	2,278,112
Novartis	23,000	2,166,017
Zurich Insurance Group	11,500	4,759,811
		13,958,848
TAIWAN — 4.2%
Hon Hai Precision Industry	600,000	1,633,659
Taiwan Semiconductor Manufacturing ADR	70,000	3,775,800
		5,409,459
UNITED KINGDOM — 9.3%
Diageo	90,000	3,551,336
Glencore	800,000	2,332,107
Royal Dutch Shell, Cl B	110,000	2,894,064
Standard Chartered	250,000	2,072,229
WPP	100,000	1,240,228
		12,089,964
TOTAL COMMON STOCK
(Cost $82,913,606)		124,787,498

TOTAL INVESTMENTS — 96.0%
(Cost $82,913,606)		$124,787,498

Percentages are based on Net Assets of $129,964,883.
*	Non-income producing security.

2

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2020
(Unaudited)

ADR — American Depositary Receipt
Cl — Class

The following is a list of inputs used as of January 31, 2020 in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$9,967,465	$—	$9,967,465
France	—	15,669,398	—	15,669,398
Germany	—	5,005,870	—	5,005,870
Hong Kong	—	2,976,285	—	2,976,285
Israel	1,705,600	—	—	1,705,600
Italy	—	5,253,983	—	5,253,983
Japan	—	35,873,416	—	35,873,416
Norway	1,454,400	—	—	1,454,400
Singapore	—	3,683,667	—	3,683,667
Spain	—	7,310,988	—	7,310,988
Sweden	—	4,428,155	—	4,428,155
Switzerland	—	13,958,848	—	13,958,848
Taiwan	3,775,800	1,633,659	—	5,409,459
United Kingdom	—	12,089,964	—	12,089,964
Total Common Stock	6,935,800	117,851,698	—	124,787,498
Total Investments in Securities	$6,935,800	$117,851,698	$—	$124,787,498

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3300

3

Item 2.      Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020